ALLOWANCE FOR LOAN LOSSES	42 Months Ended
Jun. 30, 2011
Allowance For Credit Losses Disclosure [Abstract]
ALLOWANCE FOR LOAN LOSSES
NOTE D - ALLOWANCE FOR LOAN LOSSES

	Real Estate Loans – mortgage
	One-to four
	Family	Multi-family
(Unaudited)
June 30, 2011	Residential	Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$979	$49	$33	$180	$1	$1,242
Provision	56	104	4	21	15	200
Charge-offs	(35)	-	(21)	-	-	(56)
Recoveries	-	-	-	-	13	13

Ending balance	$1,000	$153	$16	$201	$29	$1,399

Ending balance:
individually evaluated for impairment	$364	$-	$-	$-	$-	$364

Ending balance:
collectively evaluated for impairment	$636	$153	$16	$201	$29	$1,035

Ending balance:
loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

Loans receivable:

Ending balance	$317,281	$23,483	$7,406	$61,952	$2,636	$412,758

Ending balance:
individually evaluated for impairment (1)	$131,728	$11,963	$-	$32,528	$1,058	$177,277

Ending balance:
Collectively evaluated for impairment	$179,605	$10,353	$7,406	$20,590	$276	$218,230

Ending balance:
loans acquired with deteriorated credit quality	$5,948	$1,167	$-	$8,834	$1,302	$17,251

(1)Includes loans acquired from First Franklin of $171,709

	Real Estate Loans – mortgage
	One-to four Family	Multi-family
2010	Residential	Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$892	$30	$28	$75	$-	$1,025
Provision	364	19	5	161	1	550
Charge-offs	(277)	-	-	(56)	-	(333)
Recoveries	-	-	-	-	-	-

Ending balance	$979	$49	$33	$180	$1	$1,242

Ending balance:
individually evaluated for impairment	$217	$-	$-	$-	$-	$217

Ending balance:
collectively evaluated for impairment	$762	$49	$33	$180	$1	$1,025

Ending balance:
loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

Loans receivable:

Ending balance	$195,801	$8,594	$7,081	$19,329	$207	$231,012

Ending balance:
individually evaluated for impairment	$4,989	$-	$-	$222	$-	$5,211

Ending balance:
Collectively evaluated for impairment	$190,812	$8,594	$7,081	$19,107	$207	$225,801

Ending balance:
loans acquired with deteriorated credit quality	-	-	-	-	-	-

	2009	2008
	(In thousands)

Beginning balance	$709	$596
Provision for losses on loans	853	668
Charge-offs of loans	(537)	(572)
Recoveries	-	17

Ending balance	$1,025	$709

Credit Quality Indicators
As of June 30, 2011

         Credit Risk Profile by Internally Assigned Grade

	Real Estate Loans – mortgage

		Originated Loans at June 30, 2011
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$179,056	$10,353	$7,406	$20,590	$276	$217,681
Special mention	-	-	-	-	-	-
Substandard	5,362	-	-	206	-	5,568
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$184,418	$10,353	$7,406	$20,796	$276	$223,249

	Purchased Loans at June 30, 2011
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$124,890	$12,737	$-	$36,047	$1,961	$175,635
Special mention	259	353	-	1,057	-	1,669
Substandard	7,714	40	-	4,052	399	12,205
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$132,863	$13,130	$-	$41,156	$2,360	$189,509

Age Analysis of Past Due Originated Loans Receivable
As of June 30, 2011
	30-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing
Real Estate:
1-4 family Residential	$729	$5,041	$5,770	$179,377	5,041	$184,418	-
Multi-family Residential	-	-	-	10,353	-	10,353	-
Construction	-	-	-	7,406	-	7,406	-
Commercial	-	207	207	20,589	207	20,796	-
Consumer	-	-	-	276	-	276	-
Total	$729	$5,248	$5,977	$218,001	$5,248	$223,249	-

Age Analysis of Past Due Purchased Loans Receivable
As of June 30, 2011
	30-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing
Real Estate:
1-4 family Residential	$2,679	$3,734	$6,413	$129,129	3,734	$132,863	-
Multi-family Residential	-	488	488	12,642	488	13,130	-
Construction	-	-	-	-	-
Commercial	329	638	967	40,518	638	41,156	-
Consumer	-	56	56	2,304	56	2,360	-
Total	$3,008	$4,916	$7,924	$184,593	$4,916	$189,509	-

Impaired Loans
As of June 30, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

Purchased loans with no related allowance recorded:
Real Estate:
1-4 family Residential	$5,948	$5,948	$-	$83	$54
Multi-family Residential	1,167	1,167	-	195	-
Construction	-	-	-	-	-
Commercial	8,834	8,834	-	442	6
Consumer	1,302	1,302	-	41	-
Total	$17,251	$17,251	$-	$133	$60

Impaired Loans
As of June 30, 2011

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Originated loans with no related allowance recorded
Real Estate:
1-4 family Residential	$4,985	$4,985	$-	$104	$40
Commercial	46	46	-	46	-
Consumer	-	-	-	-	-
Total	$5,031	$5,031	$-	$114	$40
Originated loans with an allowance recorded:
Real Estate:
1-4 family Residential	$284	$640	$356	$29	$-
Commercial	152	160	8	151
Consumer	-	-	-	-	-
Total	$436	$800	$364	$180	$-
Total:
Real Estate:
1-4 family Residential	$11,217	$11,573	$356	$87	$94
Multi-family Residential	1,167	1,167	-	195	-
Construction	-	-	-	-	-
Commercial	9,032	9,040	-	411	6
Consumer	1,302	1,302	8	41	-
Total	$22,718	$23,082	$364	$120	$100

Credit Quality Indicators
As of December 31, 2010

 Credit Risk Profile by Internally Assigned Grade

	Real Estate Loans – mortgage
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$190,812	$8,594	$7,081	$19,107	$207	$225,801
Special mention	-	-	-	-	-	-
Substandard	4,989	-	-	222	-	5,211
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$195,801	$8,594	$7,081	$19,329	$207	$231,012

Age Analysis of Past Due Loans Receivable
As of December 31, 2010
							Recorded
							Investment
	30-89 Days	Greater than	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing

Real Estate:
1-4 family Residential	$1,017	$4,695	$5,712	$191,106	4,695	$195,801	-
Multi-family Residential	-	-	-	8,594	-	8,594	-
Construction	-	-	-	7,081	-	7,081	-
Commercial	46	160	206	19,169	160	19,329	-
Consumer	-	-	-	207	-	207	-
Total	$1,063	$4,855	$5,918	$226,157	$4,855	$231,012	-

Impaired Loans
For the Year Ended December 31, 2010

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Real Estate:
1-4 family Residential	$4,038	$4,038	$-	$104	$126
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	222	222	-	111	2
Consumer	-	-	-	-	-
Total	$4,260	$4,260	$-	$215	$128

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With an allowance recorded:
Real Estate:
1-4 family Residential	$734	$951	$217	$56	$9
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$734	$951	$217	$56	$9
Total:
Real Estate:
1-4 family Residential	$4,772	$4,989	$217	$92	$135
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	222	222	-	111	2
Consumer	-	-	-	-	-
Total	$4,994	$5,211	$217	$203	$137

Loan Receivable on Nonaccrual Status
As of June 30, 2011

	Originated	Purchased
	Loans	Loans	Total

Real Estate:
1-4 family Residential	$5,041	$3,734	$8,775
Multi-family Residential	-	488	488
Construction	-	-	-
Commercial	207	638	845
Consumer	-	56	56
Total	$5,248	$4,916	$10,164

Loan Receivable on Nonaccrual Status
As of December 31, 2010

Real Estate:
1-4 family Residential	$4,695
Multi-family Residential	-
Construction	-
Commercial	160
Consumer	-
Total	$4,855

At June 30, 2011 (unaudited), December 31, 2010, 2009 and 2008, the Corporation’s allowance for loan losses was comprised of a general loan loss allowance of $1.0 million, $1.0 million, $876,000 and $679,000, respectively, which is includible as a component of regulatory risk-based capital, and a specific loan loss allowance totaling $364,000, $217,000, $149,000 and $30,000 at June 30, 2011 (unaudited), December 31, 2010, 2009 and 2008, respectively.  Nonaccrual loans totaled approximately $10.2 million, $4.9 million and $2.4 million at June 30, 2011 (unaudited), December 31, 2010 and 2009, respectively.  At June 30, 2011 (unaudited) and December 31, 2010, impaired originated loans of approximately $800,000 and $951,000 had specific reserves of $364,000 and $217,000, respectively.  At June 30, 2011 (unaudited) and December 31, 2010, all loans past due more than 90 days were non-accrual.  During the six months ended June 30, 2011 and years ended December 31, 2010, 2009 and 2008, interest income of approximately $785,000, $199,000, $92,000 and $126,000, respectively, would have been recognized had the nonaccrual loans been performing in accordance with contractual terms.

During the six months ended June 30, 2011, Cheviot Savings Bank had total troubled debt restructurings of $7.7 million.  There were 22 one- to four-family residential loans totaling $5.1 million in troubled debt restructurings during the six months ended June 30, 2011, with the largest totaling $1.0 million.  The remaining $2.6 million in troubled debt restructurings consisted of  six commercial loans.   During the year ended December 31, 2010, Cheviot Savings Bank had total troubled debt restructurings of $2.4 million. There were four one- to four-family residential loans totaling $1.1 million in troubled debt restructurings during the year, with the largest totaling $680,000.  The other $1.3 million in troubled debt restructurings consisted of two one- to four-family residential loans restructured in the fourth quarter of 2009, with the largest loan totaling $1.0 million. These troubled debt restructurings are included in non-accrual loans.  Two loans totaling $236,130 are performing according to modified terms and are not included in non-accrual loans.  These loans were modified due to short term concessions with no impairment as Cheviot Savings Bank expects to recognize the full amount of the commitment.  Cheviot Savings Bank has no commitments to lend additional funds to these debtors owing receivables whose terms have been modified in troubled debt restructurings.